Capital and financial risk management - Equity risk (Details) - Equity risk - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021
Capital and financial risk management
Percentage of reasonably possible increase in risk assumption	7.00%	7.00%
Increase Decrease in profit before tax due to reasonably possible increase in designated risk component	€ 36	€ 283